Cover	Jun. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-205571
Entity Registrant Name	EXSULAR FINANCIAL GROUP INC.
Entity Central Index Key	0001643542
Entity Tax Identification Number	46-2276094
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	Room 1105
Entity Address, Address Line Two	11/F Hip Kwan Commercial Building.
Entity Address, Address Line Three	No.38 Pitt Street
Entity Address, City or Town	Yau Ma Tei
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	29803711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false